Cover	Oct. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2022
Entity File Number	000-55790
Entity Registrant Name	LEGACY EDUCATION ALLIANCE, INC.
Entity Central Index Key	0001561880
Entity Tax Identification Number	39-2079974
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1490 N.E. Pine Island Road
Entity Address, Address Line Two	Suite 5D
Entity Address, City or Town	Cape Coral
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33909
City Area Code	(239)
Local Phone Number	542-0643
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false